Deferred compensation plans	12 Months Ended
Mar. 31, 2017
Deferred compensation plans
Deferred compensation plans

13. Deferred compensation plans:

Nomura issues compensation awards to senior management and other employees, certain of which are linked to the price of the Company’s common stock, in order to retain and motivate key staff.

These stock-based compensation awards comprise Plan A and Plan B Stock Acquisition Rights (“SARs”), Notional Stock Units (“NSUs”), and Collared Notional Stock Units (“CSUs”). SAR Plan A awards are awards of stock options while SAR Plan B awards, NSUs and CSUs are analogous to awards of restricted common stock. The Company also issues other deferred compensation awards, namely Notional Indexed Units (“NIUs”) which are linked to a world stock index quoted by Morgan Stanley Capital International.

Certain deferred compensation awards granted since May 2013 include “Full Career Retirement” (“FCR”) provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination or claiming FCR during a pre-defined election window if certain criteria based on corporate title and length of service within Nomura are met. The requisite service period for these awards ends on the earlier of the contractual vesting date and the date that the recipients become eligible for or claim FCR.

SAR Plan A awards

The Company issues SAR Plan A awards linked to the price of the Company’s common stock pursuant to several stock option plans. These awards vest and are exercisable into the Company’s common stock approximately two years after grant date, expire approximately seven years after grant date, and are subject to forfeiture on voluntary termination of employment or involuntary termination for cause. The exercise price is generally not less than the fair value of the Company’s common stock on grant date.

The grant date fair value of SAR Plan A awards is estimated using a Black-Scholes option-pricing model and using the following assumptions:

•	Expected volatilities based on historical volatility of the Company’s common stock;

•	Expected dividend yield based on the current dividend rate at the time of grant;

•	Expected lives of the awards determined based on historical experience; and

•	Expected risk-free interest rate based on Japanese Yen swap rate with a maturity equal to the expected lives of the options.

The weighted-average grant date fair value of SAR Plan A awards granted during the years ended March 31, 2015, 2016 and 2017 was ¥201, ¥176 and ¥126 per share, respectively. The weighted-average assumptions used in each of these years were as follows.

	Year ended March 31
	2015	2016	2017
Expected volatility	45.26%	40.87%	40.95%
Expected dividends yield	2.39%	2.99%	2.30%
Expected lives (in years)	7	7	4.5
Risk-free interest rate	0.43%	0.27%	0.03%

The following table presents activity relating to SAR Plan A awards for the year ended March 31, 2017.

	Outstanding (number of Nomura shares)	Weighted-average exercise price	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2016	14,991,100	¥640	3.6
Granted	2,561,000	593
Exercised	(975,400)	370
Forfeited	(55,200)	707
Expired	(2,050,500)	728

Outstanding as of March 31, 2017	14,471,000	¥634	4.2

Exercisable as of March 31, 2017	9,340,600	¥599	3.1

The total intrinsic value of SAR Plan A awards exercised during the years ended March 31, 2015, 2016 and 2017 was ¥401 million, ¥435 million and ¥330 million, respectively.

The aggregate intrinsic value of SAR Plan A awards outstanding and exercisable as of March 31, 2017 was ¥1,608 million and ¥1,355 million, respectively.

As of March 31, 2017, total unrecognized compensation cost relating to SAR Plan A awards was ¥405 million which is expected to be recognized over a weighted average period of 1.3 years. The total fair value of SAR Plan A awards which vested during the years ended March 31, 2015, 2016 and 2017 was ¥1,211 million, nil and nil, respectively.

SAR Plan B awards

The Company issues SAR Plan B awards linked to the price of the Company’s common stock pursuant to several stock unit plans. These awards vest and are exercisable into the Company’s common stock approximately six months to five years after grant date, expire approximately five and a half years to ten years after grant date and are subject to forfeiture on voluntary termination of employment or involuntary termination for cause. The exercise price is a nominal ¥1 per share.

The grant date fair value of SAR Plan B awards is determined using the price of the Company’s common stock.

The following table presents activity relating to SAR Plan B awards for the year ended March 31, 2017.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2016	91,976,200	¥545	5.1
Granted	23,870,500	375
Exercised	(39,702,000)	554
Forfeited	(1,794,400)	514
Expired	(18,700)	816

Outstanding as of March 31, 2017	74,331,600	¥486	4.8

Exercisable as of March 31, 2017	20,666,000	¥512	3.1

The weighted-average grant date fair value per share for the years ended March 31, 2015, 2016 and 2017 was ¥483, ¥759 and ¥375, respectively.

The total intrinsic value of SAR Plan B awards exercised during the years ended March 31, 2015, 2016 and 2017 was ¥23,673 million, ¥25,059 million and ¥21,014 million, respectively.

The aggregate intrinsic value of SAR Plan B awards outstanding and exercisable as of March 31, 2017 was ¥51,356 million and ¥14,278 million, respectively.

As of March 31, 2017, total unrecognized compensation cost relating to SAR Plan B awards was ¥1,873 million which is expected to be recognized over a weighted average period of 1.4 years. The total fair value of SAR Plan B awards which vested during the years ended March 31, 2015, 2016 and 2017 was ¥27,662 million, ¥20,880 million and ¥23,310 million, respectively.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to SAR Plan A and SAR Plan B awards for the years ended March 31, 2015, 2016 and 2017 was ¥19,364 million, ¥16,890 million and ¥8,960 million, respectively.

Cash received from the exercise of SAR Plan A and SAR Plan B awards during the year ended March 31, 2017 was ¥400 million and the tax benefit realized from exercise of these awards was ¥857 million.

Total related tax benefits recognized in the consolidated statements of income for compensation expenses relating to SAR Plan A awards, SAR Plan B awards for the years ended March 31, 2015, 2016 and 2017 were ¥1,422 million, ¥806 million and ¥453 million, respectively. The dilutive effect of outstanding compensation plans is included in the weighted average number of shares outstanding used in diluted EPS computations.

NSU and CSU awards

NSUs and CSUs are cash-settled awards linked to the price of the Company’s common stock. NSUs and CSUs generally have a graded vesting period of approximately five years from grant date, and are subject to forfeiture on voluntary termination of employment or involuntary termination for cause. NSUs replicate the key features of SAR Plan B awards described above but are settled in cash rather than exercisable into the Company’s common stock. CSUs are similar to NSUs but exposure of the employee to movements in the price of the Company’s common stock is subject to a cap and floor.

The fair value of NSUs and CSUs are determined using the price of the Company’s common stock.

The following table presents activity related to NSUs and CSUs for the year ended March 31, 2017.

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2016	38,582,022	¥498		29,510,658	¥586
Granted	21,048,181	463	(1)	19,275,538	475	(1)
Vested	(26,622,239)	536	(2)	(28,894,163)	526	(2)
Forfeited	(1,035,157)			(859,970)

Outstanding as of March 31, 2017	31,972,807	¥679	(3)	19,032,063	¥603	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2017.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to NSUs and CSUs for the years ended March 31, 2015, 2016 and 2017 was ¥39,366 million, ¥23,480 million and ¥23,127 million, respectively.

Total unrecognized compensation cost relating to NSUs, based on the fair value of these awards as of March 31, 2017, was ¥2,317 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 0.8 years.

The total fair value of NSUs which vested during the years ended March 31, 2015, 2016 and 2017 was ¥20,116 million, ¥19,860 million and ¥14,267 million, respectively.

Total unrecognized compensation cost relating to CSUs, based on the fair value of these awards as of March 31, 2017, was ¥2,009 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 1.0 years.

The total fair value of CSUs which vested during the years ended March 31, 2015, 2016 and 2017 was ¥15,762 million, ¥18,366 million and ¥15,186 million, respectively.

NIU awards

In addition to the stock-based compensation awards described above, Nomura also grants NIUs to certain senior management and employees. NIUs are cash-settled awards linked to a world stock index quoted by Morgan Stanley Capital International, have graded vesting period of approximately three years from grant date, and are subject to forfeiture on voluntary termination of employment or involuntary termination for cause.

The fair value of NIUs is determined using the price of the index.

The following table presents activity relating to NIUs for the year ended March 31, 2017.

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2016	22,916,989	$4,439
Granted	11,034,113	4,583	(2)
Vested	(20,822,917)	4,789	(3)
Forfeited	(846,847)

Outstanding as of March 31, 2017	12,281,338	$5,123	(4)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine number of awards granted.
(3)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(4)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2017.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to NIUs for the year ended March 31, 2015, 2016 and March 31, 2017 was ¥12,900 million, ¥9,463 million and ¥6,107 million respectively.

Total unrecognized compensation cost relating to NIUs, based on the fair value of these awards as of March 31, 2017, was ¥1,127 million which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 0.9 years.

The total fair value of NIUs which vested during the years ended March 31, 2015, 2016 and 2017 was ¥12,966 million, ¥13,725 million and ¥10,802 million, respectively.

Total tax benefits recognized in the consolidated statements of income for compensation expense relating to NSUs, CSUs and NIUs for the years ended March 31, 2015, 2016 and 2017 were ¥1,252 million, ¥672 million and ¥720 million, respectively.

Subsequent events

On May 12, 2017, the Company adopted a resolution to issue SAR Plan B awards to senior management and employees of the Company and its subsidiaries. The Company granted total of 178,407 SAR Plan B awards in June 9, 2017 which represents a right to acquire 17,840,700 shares of the Company. The exercise price is a nominal ¥1 per share, the vesting period of these awards ranges from approximately six months to seven years from grant date and these awards can be exercised up to five years after vesting date.

In May 2017, Nomura also granted NSUs, CSUs and NIUs to certain senior management and employees. These awards have a total grant date fair value of ¥40 billion and a vesting period of up to seven years.